Employee benefit plans - Plan investment policy (Details) - United States	12 Months Ended
Dec. 31, 2025 EUR (€)
Fair values
Preferred investment mix, long-term growth and income (as a percent)	99.00%
Preferred investment mix, cash and cash equivalents (as a percent)	1.00%
Plan assets
Fair values
Cash and cash equivalents	€ 60,741
Annuity buy-in contract	€ 202,793